TRADE RECEIVABLES (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade Receivables
Opening balance	R$ (236,927)	R$ (228,348)
(Loss)/Reversal estimated	(87)	1,755
Recovery and write-offs of receivables	13,197	6,287
Consolidation in the acquisition of companies	(9,013)	(16,621)
Closing balance	R$ (232,830)	R$ (236,927)